Unaudited Condensed Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
End-of-Lease (“EOL”) and Maintenance Reserve (“MR”) contract maintenance rights expense		$ 166,512	$ 6,170
MR contract maintenance rights write-off offset by maintenance liability release		242,142	7,340
EOL contract maintenance rights write-off offset by EOL compensation received		65,506	16,701
EOL and MR contract maintenance rights write-off related to the Ukraine conflict		(294,493)	0
Maintenance rights write-off	[1]	179,667	30,211
Non-cash investing and financing activities
Flight equipment reclassified to net investment in finance and sales-type leases		(282,100)	(19,900)
Flight equipment reclassified to held for sale, net		81,900	84,700
Release to income upon sale		$ (14,079)	$ (13,587)

[1]	Maintenance rights write-off consisted of the following:

End-of-Lease (“EOL”) and Maintenance Reserve (“MR”) contract maintenance rights expense	$166,512	$6,170
MR contract maintenance rights write-off offset by maintenance liability release	242,142	7,340
EOL contract maintenance rights write-off offset by EOL compensation received	65,506	16,701
EOL and MR contract maintenance rights write-off related to the Ukraine conflict	(294,493)	—
Maintenance rights write-off	$179,667	$30,211